Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000096645
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	SSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.29%	[1]
AssetsNet	$ 242,158,858
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 894,221
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	242,158,858
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	894,221

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	24%
Industrials	20%
Information Technology	17%
Consumer Discretionary	11%
Financials	8%
Consumer Staples	5%
Energy	4%
Real Estate	3%
Materials	3%
Utilities	1%

Ten Largest Equity Holdings

Holdings	27.2% of Net Assets
Stride, Inc.	3.9%
Casey's General Stores, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
RadNet, Inc.	2.6%
Builders FirstSource, Inc.	2.6%
Varonis Systems, Inc.	2.4%
The Brink's Co.	2.4%
Kinsale Capital Group, Inc.	2.3%
Eagle Materials, Inc.	2.2%
Agilysys, Inc.	2.1%

C000096647
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	SSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	2.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	2.05%	[2]
AssetsNet	$ 242,158,858
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 894,221
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	242,158,858
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	894,221

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	24%
Industrials	20%
Information Technology	17%
Consumer Discretionary	11%
Financials	8%
Consumer Staples	5%
Energy	4%
Real Estate	3%
Materials	3%
Utilities	1%

Ten Largest Equity Holdings

Holdings	27.2% of Net Assets
Stride, Inc.	3.9%
Casey's General Stores, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
RadNet, Inc.	2.6%
Builders FirstSource, Inc.	2.6%
Varonis Systems, Inc.	2.4%
The Brink's Co.	2.4%
Kinsale Capital Group, Inc.	2.3%
Eagle Materials, Inc.	2.2%
Agilysys, Inc.	2.1%

C000148204
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	SSDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.91%	[3]
AssetsNet	$ 242,158,858
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 894,221
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	242,158,858
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	894,221

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	24%
Industrials	20%
Information Technology	17%
Consumer Discretionary	11%
Financials	8%
Consumer Staples	5%
Energy	4%
Real Estate	3%
Materials	3%
Utilities	1%

Ten Largest Equity Holdings

Holdings	27.2% of Net Assets
Stride, Inc.	3.9%
Casey's General Stores, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
RadNet, Inc.	2.6%
Builders FirstSource, Inc.	2.6%
Varonis Systems, Inc.	2.4%
The Brink's Co.	2.4%
Kinsale Capital Group, Inc.	2.3%
Eagle Materials, Inc.	2.2%
Agilysys, Inc.	2.1%

C000096648
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Class S
Trading Symbol	SSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$48	1.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.02%	[4]
AssetsNet	$ 242,158,858
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 894,221
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	242,158,858
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	894,221

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	24%
Industrials	20%
Information Technology	17%
Consumer Discretionary	11%
Financials	8%
Consumer Staples	5%
Energy	4%
Real Estate	3%
Materials	3%
Utilities	1%

Ten Largest Equity Holdings

Holdings	27.2% of Net Assets
Stride, Inc.	3.9%
Casey's General Stores, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
RadNet, Inc.	2.6%
Builders FirstSource, Inc.	2.6%
Varonis Systems, Inc.	2.4%
The Brink's Co.	2.4%
Kinsale Capital Group, Inc.	2.3%
Eagle Materials, Inc.	2.2%
Agilysys, Inc.	2.1%

C000096644
Shareholder Report [Line Items]
Fund Name	DWS Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	SSDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Cap Growth Fund (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%	[5]
AssetsNet	$ 242,158,858
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 894,221
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	242,158,858
Number of Portfolio Holdings	99
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	894,221

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	96%
Cash Equivalents	4%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	24%
Industrials	20%
Information Technology	17%
Consumer Discretionary	11%
Financials	8%
Consumer Staples	5%
Energy	4%
Real Estate	3%
Materials	3%
Utilities	1%

Ten Largest Equity Holdings

Holdings	27.2% of Net Assets
Stride, Inc.	3.9%
Casey's General Stores, Inc.	3.6%
Rush Enterprises, Inc.	3.1%
RadNet, Inc.	2.6%
Builders FirstSource, Inc.	2.6%
Varonis Systems, Inc.	2.4%
The Brink's Co.	2.4%
Kinsale Capital Group, Inc.	2.3%
Eagle Materials, Inc.	2.2%
Agilysys, Inc.	2.1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.